RULE 497 FILING

On behalf of the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Alternative Premia Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Managed Futures Strategy Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Global Infrastructure Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relates to the prospectuses filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on May 4, 2020 (Accession No. 0001683863-20-008618), which is incorporated by reference into this Rule 497 Filing.